Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Trademarks	Dec. 31, 2012 Trademarks	Dec. 31, 2011 Trademarks	Jun. 30, 2013 Certificates of need	Dec. 31, 2012 Certificates of need	Dec. 31, 2011 Certificates of need	Jun. 30, 2013 Accreditations	Dec. 31, 2012 Accreditations	Dec. 31, 2011 Accreditations	Dec. 31, 2012 Non-compete agreements	Dec. 31, 2011 Non-compete agreements
Amortized intangible assets:
Gross Carrying Amount														$ 25,909	$ 25,909
Accumulated Amortization														(25,909)	(25,569)
Indefinite-lived intangible assets:
Gross Carrying Amount of Goodwill	1,641,796	1,640,534	1,631,716	1,631,252
Gross Carrying Amount	$ 1,713,509	$ 1,712,279	$ 1,703,499		$ 57,709	$ 57,709	$ 57,709	$ 11,921	$ 11,914	$ 11,914	$ 2,083	$ 2,122	$ 2,160
Weighted average time until next renewal					7 years	7 years 6 months					1 year 6 months	1 year 6 months